Assets and Liabilities Measured at Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
The Company's assets and liabilities measured or disclosed at fair value were as follows:

		Fair value measurements at June 30, 2014 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$463	463	—	—
Long-term liabilities:
Debt (note 6)	4,071	—	4,071	—

		Fair value measurements at December 31, 2013 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$342	342	—	—
Long-term liabilities:
Debt (note 6)	3,783	—	3,783	—

The Company's assets and liabilities measured or disclosed at fair value were as follows:

		Fair value measurements at December 31, 2013 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$342	342	—	—
Long-term liabilities:
Debt (note 8)	3,783	—	3,783	—

		Fair value measurements at December 31, 2012 using
(in millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current assets:
Cash equivalents	$424	424	—	—
Interest rate swap arrangements (note 8)	1	—	1	—
Current liabilities:
Interest rate swap arrangements (note 8)	13	—	13	—
Long-term liabilities:
Debt (note 8)	3,626	—	3,626	—